Share-based payments - MIP II (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($) EquityInstruments	Dec. 31, 2020 MXN ($) EquityInstruments	Dec. 31, 2019 MXN ($) EquityInstruments
Share-based payments
Compensation expense recorded in the consolidated statement of operations	$ 89,464	$ 75,040	$ 49,659
Forfeited during the year | EquityInstruments	551,732	327,217
MIP II
Share-based payments
Vesting period	5 years
Extension of vesting period	5 years
Carrying amount of the liability	$ 115,508	$ 177,770
Compensation expense recorded in the consolidated statement of operations	$ (62,262)
Compensation (benefit) recorded in the consolidated statement of operations		$ 107,204
Exercised during the year (shares) | EquityInstruments			0
Granted | EquityInstruments	13,536,960